Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurements
Schedule of fair value information on recurring basis

June 30, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible note-Quantum	$4,697,050	$—	$—	$4,697,050
ELOC	$638,321	$—	$—	$638,321
Additional Bridge Note	$397,408	$—	$—	$397,408
Exchange Note	$5,666,873	$—	$—	$5,666,873

June 24, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Extension Note – Bifurcated Derivative	$33,000	$—	$—	$33,000
ELOC	$694,512	$—	$—	$694,512
Additional Bridge Note	$466,646	$—	$—	$466,646
Exchange Note	$6,155,925	$—	$—	$6,155,925

Schedule of changes in the fair value of financial liabilities

	Extension Note
	Bifurcated	Exchange	Quantum	Additional
	Derivative	Note	Note	Bridge Note	ELOC	Total
Fair value as of December 31, 2023	$—	$—	$—	$—	$—	$—
Fair value as of June 24, 2024	33,000	6,155,925	—	466,646	694,512	7,350,083
Initial fair value of Quantum Note at June 25, 2024	—	—	4,618,234	—	—	4,618,234
Settlement of Exchange Note	(33,000)	—	—	—	—	(33,000)
Change in fair value	—	(489,052)	78,816	(69,238)	(56,191)	(535,665)
Fair value as of June 30, 2024	$—	$5,666,873	$4,697,050	$397,408	$638,321	$11,399,652

Convertible note - Quantum
Fair Value Measurements
Schedule of key inputs

	June 30, 2024	June 25, 2024
Risk-free interest rate	5.10%	5.10%
Expected term (years)	0.99	1.00
Volatility	125.00%	125.00%
Stock price	$8.75	$8.00
Debt discount rate	37.82%	37.35%

Extension Note Bifurcated Derivative
Fair Value Measurements
Schedule of key inputs

June 24, 2024
CCC bond rates	14.36%
Expected term (years)	—

Additional Bridge Notes
Fair Value Measurements
Schedule of key inputs

	June 30, 2024	June 24, 2024
Risk-free interest rate	5.47%	5.42%
Expected term (years)	0.89	0.91
Volatility	110.00%	110.00%
Stock price	$8.75	$12.11
Debt discount rate	41.59%	41.12%

Exchange Note
Fair Value Measurements
Schedule of key inputs

	June 30, 2024	June 24, 2024
Risk-free interest rate	4.98%	4.98%
Expected term (years)	1.30	1.32
Volatility	110.00%	110.20%
Stock price	$8.75	$12.11
Debt discount rate	49.26%	48.79%

ELOC
Fair Value Measurements
Schedule of key inputs

	June 30, 2024	June 24, 2024
Risk-free interest rate	4.62%	4.46%
Expected term (years)	2.98	3.00
Volatility	105.70%	105.80%
Stock price	$8.75	$12.11